Interim Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 388,599	$ 273,876
Time deposits	110,450	199,100
Restricted cash	51,326	50,520
Accounts receivable, net	50,500	49,887
Inventories	22,357	14,600
Prepaid expenses and other current assets	20,483	33,623
Derivative assets and other financial instruments	22,954	5,234
Due from related parties	$ 1,309	$ 148
Accounts Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 667,978	$ 626,988
NON - CURRENT ASSETS
Vessels in operation	1,966,440	1,962,888
Advances for vessels acquisitions, vessels under construction and other additions	129,383	35,961
Deferred dry dock and special survey costs, net	111,766	110,936
Other non-current assets	8,565	10,830
Restricted cash and other instruments, net of current portion	98,664	113,600
Total non - current assets	2,314,818	2,234,215
TOTAL ASSETS	2,982,796	2,861,203
CURRENT LIABILITIES
Accounts payable	71,639	61,912
Accrued liabilities	41,637	47,727
Current portion of long - term debt	154,504	147,567
Current portion of deferred revenue	45,482	48,885
Due to related parties	$ 740	$ 692
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 314,002	$ 306,783
LONG - TERM LIABILITIES
Long - term debt, net of current portion and deferred financing costs	517,260	541,575
Intangible liabilities - charter agreements	96,443	90,054
Deferred revenue, net of current portion	108,383	121,707
Total non - current liabilities	722,086	753,336
Total liabilities	1,036,088	1,060,119
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Class A common shares – authorized 214,000,000 shares with a $0.01 par value 36,035,434 shares issued and outstanding (2025 - 35,913,628 shares)	360	359
Series B Preferred Shares – authorized 104,000 shares with a $0.01 par value 43,592 shares issued and outstanding (2025 - 43,592 shares)	0	0
Additional paid in capital	705,328	694,331
Retained Earnings	1,240,348	1,104,617
Accumulated other comprehensive income	672	1,777
Total shareholders' equity	1,946,708	1,801,084
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,982,796	$ 2,861,203